Law Offices of DT Chisolm, P.C.
11524 C Providence Road, Suite 236
Charlotte, N.C. 28277

July 11, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented on June 23, 2014 to the Statutory Prospectus and Statement of Additional Information, each dated March 1, 2014, for the Global X Pakistan KSE-30 ETF (each a “Fund”).  The purpose of the filing is to submit the 497(e) filing dated June 23, 2014 (Accession No. 0001432353-14-000160) in XBRL for the Fund.

If you have any questions regarding this filing, please contact me at (704) 806-2387.

Sincerely, /s/ Daphne Tippens Chisolm Law Offices of DT Chisolm, PC